For Internal Use Only
Sec File No. 9- 91-496

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JAN 11 2005
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

05001330

Part I	**Initial Listing Report**
1.	Name of Self-Regulatory Organization Listing New Derivative Securities Product: Philadelphia Stock Exchange, Inc.
2.	Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Clearinghouse
3.	Class of New Derivative Securities Product: Option
4.	Name of Underlying Instrument: SIG Specialty Retail Index
5.	If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: Narrow-Based
6.	Ticker Symbol(s) of New Derivative Securities Product: RSQ
7.	Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: AMEX, NYSE and NASDAQ
8.	Settlement Methodology of New Derivative Securities Product: A.M.
9.	Position Limits of New Derivative Securities Product (if applicable): 31,500

PROCESSED
JAN 14 2005
THOMSON FINANCIAL

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Charles Rogers

Title:
Executive Vice President and Chief Regulatory Officer

Telephone Number:
215-496-1615

Manual Signature of Official Responsible for Form:
Charlie Rogers

Date:
10 jan 05

SEC 2449 (1/99)

~~Act~~	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	JANUARY 11, 2005

Philadelphia Stock Exchange

1900 Market Street
Philadelphia, PA 19103-3584
Telephone: 215-496-5000
www.phlx.com

PHLX Since 1790

January 10, 2005

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

JAN 11 2005

DIVISION OF MARKET REGULATION

Ms. Gail Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington , D.C. 20549-1001

Re: Form 19b-4(e)- Trading of Options on
SIG Footwear and Athletic Index
SIG Education Index
SIG Specialty Retail Index
SIG Restaurant Index

Dear Ms. Fortson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached original and nine copies of four Forms 19b-4(e) relating to the trading of options on the above captioned indices.

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5208.

Very truly yours,

Carla Behnfeldt

Carla Behnfeldt
Director
Legal Department New Product Development Group

Enclosures
cc: Jonathan G. Katz, Esq.
Dan Carrigan
Kurt Fritzsche
Mark Salvacion

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	January 11, 2005